UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
            --------------------------------------------------------------------
Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Chief Compliance Officer
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS             03/14/08
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     152
                                            ------------------------------
Form 13F Information Table Value Total:     $ 173,802
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                 March 31, 2008

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                     COM      002824100          17      300    SH         Sole                 300
AFFYMETRIX INC COM                      COM      00826T108        2122   121884    SH         Sole              121884
AFLAC INC COM                           COM      001055102        1125    17325    SH         Sole               17325
AKAMAI TECHNOLOGIES                     COM      00971T101         141     5000    SH         Sole                5000
ALBERTO-CULVER CO                       COM      013078100        2190    79900    SH         Sole               79900
ALTERA CORP                             COM      021441100         409    22200    SH         Sole               22200
AMDOCS LTD                              COM      G02602103         192     6775    SH         Sole                6775
AMERICAN INTL GROUP COM                 COM      026874107         676    15625    SH         Sole               15625
AMERICAN MEDICAL SYSTEMS HLDGS INC      COM      02744M108          63     4409    SH         Sole                4409
AMERIGROUP CORP COM                     COM      03073T102        3816   139625    SH         Sole              139625
AMGEN INC                               COM      031162100         355     8500    SH         Sole                8500
AMSURG CORP COM                         COM      03232P405        4494   189799    SH         Sole              189799
ANALOGIC CORP COM PAR $0.05             COM      032657207        3116    46825    SH         Sole               46825
APPLIED MATLS INC COM                   COM      038222105        1175    60225    SH         Sole               60225
ARBITRON INC COM                        COM      03875Q108        4656   107875    SH         Sole              107875
ASPECT MEDICAL SYSTEMS, INC             COM      045235108           6     1000    SH         Sole                1000
ATHEROS COMMUNICATIONS INC.             COM      04743P108         108     5200    SH         Sole                5200
BANKATLANTIC BANCORP                    COM      065908501        1232   315175    SH         Sole              315175
BARNES & NOBLE INC                      COM      067774109        3025    98704    SH         Sole               98704
BEA SYSTEMS INC                         COM      073325102         297    15500    SH         Sole               15500
BENCHMARK ELECTRONICS INC               COM      08160H101        2169   120852    SH         Sole              120852
BIO-REFERENCE LAB                       COM      09057G602        4522   171111    SH         Sole              171111
BLACK BOX CORP                          COM      091826107        3809   123472    SH         Sole              123472
BOSTON PRIVT FINL HLDG COM              COM      101119105        2074   195887    SH         Sole              195887
BRIGHT HORIZON FAMILY COM               COM      109195107         721    16746    SH         Sole               16746
BROADCOM CORP.                          COM      111320107          98     5100    SH         Sole                5100
CABOT MICROELECTRONICS CORP             COM      12709P103        4807   149525    SH         Sole              149525
CACI INTERNATIONAL INC                  COM      127190304        5354   117550    SH         Sole              117550
CADENCE DESIGN SYSTEMS INC              COM      127387108          88     8200    SH         Sole                8200
CAMECO CP                               COM      13321L108        1996    60600    SH         Sole               60600
CARNIVAL CORP CLASS A                   COM      143658300         351     8675    SH         Sole                8675
CENTENE CORP DEL                        COM      15135B101        3155   226343    SH         Sole              226343
CHARLES RIVER LABORATORIES              COM      159864107         218     3700    SH         Sole                3700
CISCO SYS INC COM                       COM      17275R102         634    26325    SH         Sole               26325
CITIGROUP INC                           COM      172967101         395    18450    SH         Sole               18450
CITRIX SYS INC COM                      COM      177376100         733    25000    SH         Sole               25000
COCA COLA CO COM                        COM      191216100         574     9425    SH         Sole                9425
COLGATE PALMOLIVE CO COM                COM      194162103         937    12025    SH         Sole               12025
CORNING INC                             COM      219350105         274    11400    SH         Sole               11400
COVANCE INC COM                         COM      222816100         166     2000    SH         Sole                2000
CR BARD                                 COM      067383109         607     6300    SH         Sole                6300
CRA INTERNATIONAL, INC.                 COM      12618T105        2879    89564    SH         Sole               89564
CREE INC.                               COM      225447101        7674   274452    SH         Sole              274452
DAKTRONICS INC                          COM      234264109        5291   295400    SH         Sole              295400
DAVITA INC                              COM      23918K108          67     1400    SH         Sole                1400
DIALYSIS CORP OF AMERICA                COM      252529102         127    17400    SH         Sole               17400
DOLBY LABRATORIES INC                   COM      25659T107        1214    33482    SH         Sole               33482
DSP GROUP                               COM      23332B106        1511   118583    SH         Sole              118583
EBAY INC                                COM      278642103         266     8900    SH         Sole                8900
ECLIPSYS CORP                           COM      278856109         836    42609    SH         Sole               42609
ELECTRONIC ARTS INC                     COM      285512109         369     7400    SH         Sole                7400
EMC CORP                                COM      268648102         188    13100    SH         Sole               13100
ENERGIZER HOLDINGS INC                  COM      29266R108        2181    24100    SH         Sole               24100
ENERGY CONVERSION DEVICES               COM      292659109        1115    37300    SH         Sole               37300
ETHAN ALLEN INTERIORS COM               COM      297602104        2529    88959    SH         Sole               88959
EV3 INC                                 COM      26928A200         117    14400    SH         Sole               14400
EVERGREEN SOLAR INC                     COM      30033R108        1042   112400    SH         Sole              112400
EXPEDITORS INTL WASH INC                COM      302130109         244     5400    SH         Sole                5400
F5 NETWORKS INC                         COM      315616102          76     4200    SH         Sole                4200
FIRST SOLAR INC                         COM      336433107         116      500    SH         Sole                 500
FORMFACTOR INC                          COM      346375108         101     5300    SH         Sole                5300
FORWARD AIR CORPORATION                 COM      349853101        4403   124232    SH         Sole              124232
FRESENIUS MEDICAL CARE                  COM      358029106          78     1550    SH         Sole                1550
GENERAL ELECTRIC COMPANY                COM      369604103         899    24300    SH         Sole               24300
GENTEX CORP COM                         COM      371901109         130     7600    SH         Sole                7600
GENTIVA HEALTH SERVICES                 COM      37247A102        3476   159725    SH         Sole              159725
GEVITY HR INC                           COM      374393106        1880   217109    SH         Sole              217109
GILEAD SCIENCES INC                     COM      375558103         278     5400    SH         Sole                5400
GOOGLE INC                              COM      38259P508          66      150    SH         Sole                 150
H & R BLOCK INC                         COM      093671105         448    21600    SH         Sole               21600
HARMAN INTERNATIONAL                    COM      413086109         313     7200    SH         Sole                7200
HSBC HOLDINGS PLC ADS                   COM      404280406         370     4500    SH         Sole                4500
ICU MEDICAL INC                         COM      44930G107        3994   138837    SH         Sole              138837
ILLUMINA INC                            COM      452327109        4042    53250    SH         Sole               53250
INNSUITES HOSPITALITY TR                COM      457919108           0       99    SH         Sole                  99
INTEL CORP COM                          COM      458140100         673    31760    SH         Sole               31760
INVENTIV HEALTH INC                     COM      46122E105        3912   135796    SH         Sole              135796
IXYS CORPORATION                        COM      46600W106        3413   499696    SH         Sole              499696
JABIL CIRCUIT INC                       COM      466313103         114    12100    SH         Sole               12100
JACK HENRY & ASSOCIATES INC             COM      426281101        4663   189000    SH         Sole              189000
JETBLUE AIRWAYS                         COM      477143101        1391   239783    SH         Sole              239783
JOHNSON & JOHNSON COM                   COM      478160104         864    13317    SH         Sole               13317
JOHNSON CTLS INC COM                    COM      478366107         789    23350    SH         Sole               23350
KIMBERLY CLARK CORP COM                 COM      494368103         563     8725    SH         Sole                8725
LAM RESEARCH CORP COM                   COM      512807108         187     4900    SH         Sole                4900
LIFECELL CORP                           COM      531927101         252     6000    SH         Sole                6000
LINEAR TECHNOLOGY CORP                  COM      535678106         173     5625    SH         Sole                5625
MANHATTAN ASSOCIATES INC                COM      562750109         115     5000    SH         Sole                5000
MAXIM INTEGRATED PRODS COM              COM      57772K101         152     7450    SH         Sole                7450
MCDONALDS CORP COM                      COM      580135101         544     9750    SH         Sole                9750
MEDCOHEALTH SOLUTIONS                   COM      58405U102         126     2882    SH         Sole                2882
MEDTRONIC INC                           COM      585055106         145     3000    SH         Sole                3000
MERCURY COMPUTER SYSTEMS INC            COM      589378108        1894   336979    SH         Sole              336979
MICROCHIP TECHNOLOGY INC                COM      595017104         249     7600    SH         Sole                7600
MICROSOFT CORP COM                      COM      594918104        1175    41410    SH         Sole               41410
MKS INSTRUMENT INC COM                  COM      55306N104         124     5800    SH         Sole                5800
MONACO COACH CORP COM                   COM      60886R103        1317   138894    SH         Sole              138894
NATIONAL INSTRS CORP COM                COM      636518102        2251    86119    SH         Sole               86119
NIGHTHAWK RADIOLOGY HOLDINGS INC        COM      65411N105         218    23250    SH         Sole               23250
NIKE INC                                COM      654106103         109     1600    SH         Sole                1600
NORTHERN TRUST CORP                     COM      665859104         354     5325    SH         Sole                5325
NOVELLUS                                COM      670008101         237    11250    SH         Sole               11250
OMNIVISION TECHNOLOGIES                 COM      682128103        1748   103952    SH         Sole              103952
ORACLE CORP                             COM      68389X105         524    26800    SH         Sole               26800
PEPSICO INC                             COM      713448108         462     6400    SH         Sole                6400
PEREGRINE PHARMACEUTICALS               COM      713661106           1     2700    SH         Sole                2700
PERFORMANCE FOOD GROUP COM              COM      713755106          88     2700    SH         Sole                2700
PHARMACEUTICAL PROD COM                 COM      717124101         264     6300    SH         Sole                6300
PHOTRONICS INC.                         COM      719405102        1874   196280    SH         Sole              196280
PLEXUS CORP COM                         COM      729132100        1238    44141    SH         Sole               44141
PROCTER GAMBLE CO                       COM      742718109         660     9417    SH         Sole                9417
PSS WORLD MEDICAL INC                   COM      69366A100         645    38718    SH         Sole               38718
QIAGEN NV                               COM      N72482107         285    13700    SH         Sole               13700
RESMED INC                              COM      761152107        1265    30000    SH         Sole               30000
SAIC, INC.                              COM      78390X101         164     8800    SH         Sole                8800
SANDISK CORP COM                        COM      80004C101         363    16100    SH         Sole               16100
SCHERING PLOUGH CORP COM                COM      806605101         644    44675    SH         Sole               44675
SEI INVESTMENTS COMPANY                 COM      784117103         212     8600    SH         Sole                8600
SEPRACOR INC                            COM      817315104         185     9500    SH         Sole                9500
SHIRE PLC                               COM      82481R106         180     3100    SH         Sole                3100
SHUFFLE MASTER INC                      COM      825549108        1203   224868    SH         Sole              224868
SIGMA ALDRICH CORP COM                  COM      826552101         617    10350    SH         Sole               10350
SIRF TECHNOLOGY HOLDINGS INC            COM      82967H101           6     1150    SH         Sole                1150
SOUTHWEST AIRLINES                      COM      844741108         299    24125    SH         Sole               24125
STEINER LEISURE LIMITED                 COM      P8744Y102        3884   117682    SH         Sole              117682
SUNPOWER CORP - CLASS A                 COM      867652109          89     1200    SH         Sole                1200
SYMANTEC CORP                           COM      871503108          75     4500    SH         Sole                4500
TEVA PHARMACEUTICAL INDUSTRIES ADR      COM      881624209         208     4500    SH         Sole                4500
TIFFANY & CO NEW                        COM      886547108         624    14925    SH         Sole               14925
TOLL BROTHERS INC                       COM      889478103         185     7900    SH         Sole                7900
USEC INC.                               COM      90333E108         801   216600    SH         Sole              216600
UTI WORLDWIDE INC                       COM      G87210103        2801   139500    SH         Sole              139500
VARIAN MEDICAL SYSTEMS INC              COM      92220P105         403     8600    SH         Sole                8600
VARIAN SEMICONDUCTOR EQUIP              COM      922207105        4189   148806    SH         Sole              148806
WADDELL & REED FINL CL A                COM      930059100        4862   151325    SH         Sole              151325
WAL-MART STORES                         COM      931142103         348     6600    SH         Sole                6600
WATERS CORP COM                         COM      941848103          56     1000    SH         Sole                1000
WCI CMNTYS INC COM                      COM      92923C104         485   144725    SH         Sole              144725
WEIGHT WATCHERS INTERNATIONAL           COM      948626106        1001    21600    SH         Sole               21600
WRIGLEY WM JR CO COM                    COM      982526105         998    15887    SH         Sole               15887
WYETH COM                               COM      983024100         731    17500    SH         Sole               17500
YAHOO! INC.                             COM      984332106         984    34000    SH         Sole               34000
YUM BRANDS                              COM      988498101         260     7000    SH         Sole                7000
ZIMMER HLDGS INC COM                    COM      98956P102         179     2300    SH         Sole                2300
ZOLL MEDICAL CORP                       COM      989922109         130     4900    SH         Sole                4900
ZOLTEK COMPANIES INC                    COM      98975W104          58     2200    SH         Sole                2200
ISHARES IBOXX H/Y CORP BOND             ETF      464288513          22      230    SH         Sole                 230
ISHARES LEHMAN AGG BOND FUND            ETF      464287226          47      455    SH         Sole                 455
ISHARES RUSSELL 1000 GROWTH             ETF      464287614         149     2740    SH         Sole                2740
ISHARES RUSSELL 1000 VALUE              ETF      464287598          35      480    SH         Sole                 480
ISHARES RUSSELL 2000 GROWTH             ETF      464287648          36      495    SH         Sole                 495
ISHARES RUSSELL 2000 VALUE              ETF      464287630           8      125    SH         Sole                 125

Total Value (x 1000)                                            173802